Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Accounting Policy [Line Items]
Summary of Accounting Policies	SUMMARY OF ACCOUNTING POLICIES
Basis of accounting – The financial statements of the Plan are prepared on the accrual basis of accounting, and in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions to and deductions from net assets available for benefits during the reporting period. Actual results could differ from those estimates.
Risks and uncertainties – The Plan invests in various securities including Williams-Sonoma, Inc. common stock, mutual funds and common collective trust funds. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the value of the participants’ account balances and the amounts reported in the financial statements. At December 31, 2025 and 2024, investments in the Company’s common stock fund was $198,071,076 and $216,879,923, respectively. This investment represents 22.81% and 27.64% of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the Company’s common stock would significantly affect the net assets available for benefits.
Purchases and sales – Purchases and sales of securities are recorded on a trade-date basis.
Investments – The Plan’s investments are stated at fair value. Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. The fair value of investments in the Williams-Sonoma, Inc. Stock Fund and mutual funds is based on publicly quoted market prices. The fair value of investments in common collective trust funds is based on the net asset value of participation units held by the Plan. The fair value of investments in the self-directed brokerage accounts is based on the values of underlying investments which include interest-bearing cash, common stock, mutual funds, exchange-traded funds and unit investment trusts. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are reflected as a reduction of the investment value for such investments.
There are no redemption restrictions for the Plan’s investments except those discussed in Note 3.
Benefits payable – Benefits payable represent vested account balances of $7,000 or less which will be paid to participants who have incurred a separation from service under the Plan. Benefit payments to participants will be paid in the coming year and are recorded upon distribution. As of December 31, 2025 and 2024, benefits payable was $926,805 and $1,895,316, respectively.
Interest – Interest income is recorded on the accrual basis.
Dividends – Dividends represent amounts paid on shares or units held in the Plan investments which is determined based on shares or units held as of the record date and recorded on the ex-dividend date. Specifically, for the Williams-Sonoma, Inc. Stock Fund, participants may elect to receive a payout or have their dividends reinvested into the fund. For all other Plan investments, dividends are reinvested into the investment.
Excess contributions payable – The Plan is required to return contributions received during the Plan year in excess of the limits imposed by federal income tax rules. As of December 31, 2025 and 2024, there were no excess contributions payable.